Pension and other post-retirement benefits	6 Months Ended
Jun. 30, 2022
Pension and other post-retirement benefits
27 Pension and other post-retirement benefits
The Group sponsors defined contribution pension plans, defined benefit pension plans and other post-retirement defined benefit plans. The Group recognized expenses of CHF 66 million, CHF 63 million, CHF 60 million, CHF 129 million and CHF 130 million, related to its defined contribution pension plans in 2Q22, 1Q22, 2Q21, 6M22 and 6M21, respectively.
> Refer to “Note 32 – Pension and other post-retirement benefits” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2021 for further information.
The Group previously disclosed that it expected to contribute CHF 284 million to the Swiss and international defined benefit plans and other post-retirement defined benefit plans in 2022. As of the end of 2Q22, CHF 147 million of contributions have been made.
Components of net periodic benefit costs
in	2Q22	1Q22	2Q21	6M22	6M21
Net periodic benefit costs/(credits) (CHF million)
Service costs on benefit obligation	65	65	60	130	120
Interest costs on benefit obligation	25	25	15	50	30
Expected return on plan assets	(126)	(126)	(120)	(252)	(243)
Amortization of recognized prior service cost/(credit)	(22)	(21)	(31)	(43)	(60)
Amortization of recognized actuarial losses	72	73	93	145	186
Settlement losses/(gains)	2	3	2	5	(8)
Curtailment losses/(gains)	0	0	2	0	1
Special termination benefits	1	1	3	2	13
Net periodic benefit costs	17	20	24	37	39
Service costs on benefit obligation are reflected in compensation and benefits. Other components of net periodic benefit costs are reflected in general and administrative expenses or in restructuring expenses.

Bank
Pension and other post-retirement benefits
26 Pension and other post-retirement benefits
> Refer to “Note 27 – Pension and other post-retirement benefits” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q22 and “Note 31 – Pension and other post-retirement benefits” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2021 for further information.
The Bank contributed and recognized expenses of CHF 222 million and CHF 243 million related to its defined contribution pension plans in 6M22 and 6M21, respectively.
The Bank expects to contribute CHF 14 million to the international single-employer defined benefit pension plans and CHF 11 million to other post-retirement defined benefit plans in 2022. As of the end of 6M22, CHF 7 million and CHF 5 million of contributions had been made to the international single-employer and other post-retirement defined benefit pension plans, respectively.
Components of net periodic benefit costs
in	6M22	6M21
Net periodic benefit costs/(credits) (CHF million)
Service costs on benefit obligation	8	7
Interest costs on benefit obligation	30	25
Expected return on plan assets	(33)	(34)
Amortization of recognized prior service cost/(credit)	1	1
Amortization of recognized actuarial losses	5	8
Settlement losses/(gains)	0	(10)
Net periodic benefit costs	11	(3)
Service costs on benefit obligation are reflected in compensation and benefits. Other components of net periodic benefit costs are reflected in general and administrative expenses.